Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax Expense
9.	INCOME TAX EXPENSE
Hong Kong profits tax has been provided at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. Overseas tax is calculated at rates of tax applicable in countries in which the Group is assessable for tax:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Hong Kong profits tax
Charge for the year	13,433	12,926	4,261
Overprovision in prior year	—	—	(800)
The People’s Republic of China withholding tax
Charge for the year	626	641	993
Other jurisdictions
Charge for the year	—	80	—
Deferred tax	—	(242)	(140)

	14,059	13,405	4,314

Under the
two-tiered
profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered
profits tax rates regime will continue to be taxed at a flat rate of 16.5%. For the year ended December 31, 2021, 2022 and 2023, the Hong Kong Profits Tax of the qualifying group entity is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

A reconciliation of tax expense and profit before tax at the Hong Kong statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Profit before tax	171,239	173,871	157,697

Tax at statutory tax rate of 16.5%	28,254	28,689	26,020
Tax effect of foreign tax jurisdictions	—	34	108
Tax effect of two-tiered profit tax rate	(21)	(21)	(21)
Tax effect of non-taxable income	(12,328)	(15,604)	(31,954)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(2,669)	(2,591)	(1,412)
Tax effect of non-deductible expenses	202	2,265	4,743
Tax effect of unrecognized temporary difference	(1)	(1)	—
Overprovision in prior year	—	—	(800)
Tax effect of tax loss not recognized	—	—	6,637
Utilization of tax losses previously not recognized	(4)	(7)	—
Withholding tax on the dividend income	626	641	993

Income tax expense	14,059	13,405	4,314

As of December 31, 2021, 2022 and 2023, the Group had tax losses arising in Hong Kong and other countries, subject to the agreement by the tax authorities, which are available for offsetting against the future taxable profits of the Group.
Deferred tax assets have not been recognized in respect of these losses as it is not considered probable that taxable profits will be available against which such tax losses can be utilized.